Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of Profit / (Loss) Before Income Taxes
The Company’s loss before income taxes consists of:

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Cayman Islands	(31,966)	(23,555)	(21,516)	(3,120)
British Virgin Islands	(27)	(2)	(13)	(2)
Hong Kong	(1,790)	(1,564)	(2,540)	(368)
Singapore	—	—	34	5
China	(191,206)	(115,431)	(84,870)	(12,305)

Total loss before income taxes	(224,989)	(140,552)	(108,905)	(15,790)

Summary of Composition of Income Tax Expense
The current and deferred portions of income tax expense included in the consolidated statements of comprehensive loss are as follows:

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Current income tax expense	(86)	(32)	(26)	(4)
Deferred tax benefit	—	—	481	70

Total income tax expense	(86)	(32)	455	66

Summary of Reconciliation Between Expenses of Income Taxes
Reconciliation between the expense of income taxes computed by applying the statutory tax rate to loss before income taxes and the actual provision for income taxes is as follows:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Loss before income tax	(140,552)	(108,905)	(15,790)
Income tax expense computed at PRC statutory rate (25%)	(35,138)	(27,226)	(3,947)
International tax rate differential	6,023	5,596	811
Preferential tax rate	21,437	5,518	800
Deferred tax items tax rate differential	(22,935)	(5,399)	(783)
Research and development super-deduction	(32,595)	(28,463)	(4,127)
Non-deductible expenses	8,092	4,367	633
Deferred tax expenses	—	(679)	(98)
Non-taxable income	—	(157)	(23)
Recognition of prior year tax loss	(4,851)	—	—
Changes in valuation allowance	59,999	45,988	6,668

Income tax expense/(benefit)	32	(455)	(66)

Summary of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2021 and 2022 are as follows:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Deferred tax assets
Provision for doubtful debts	27,327	12,127	1,758
Accrued expense	12,923	12,411	1,799
Net operating loss carry forward	218,042	282,098	40,900
Government grant related to assets	1,411	2,113	306
Estimated liabilities	—	426	62
Lease liabilities	—	3,533	512
Less: Valuation allowance	(248,118)	(295,401)	(42,829)

Total deferred tax assets	11,585	17,307	2,508

Deferred tax liabilities
Property and equipment depreciation	(867)	(1,636)	(236)
Net unrealized gain on equity investments held	(3,564)	(4,332)	(628)
Right-of-use assets	—	(3,049)	(442)
Intangible assets arising from acquisition	—	(4,856)	(704)
Loan interest income	(7,154)	(8,258)	(1,197)

Total deferred tax liabilities	(11,585)	(22,131)	(3,207)

Net deferred tax assets	—	—	—

Net deferred tax liabilities	—	(4,824)	(699)

The Company operates through its WFOE and VIE and evaluates the potential realization of deferred tax assets on an entity basis. The Company recorded valuation allowance against deferred tax assets of those entities that were in a three-year cumulative financial loss and are not forecasting profits in the near future as of December 31, 2021 and 2022. In making such determination, the Company also evaluated a variety of factors including the Company’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.